Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Provision for income taxes

	2015	2014	2013
Current:
Federal	$1,803	2,820	1,842
State	524	1,083	392
	2,327	3,903	2,234
Deferred	1,568	(342)	3,274

Total	$3,895	3,561	5,508

	2015	2014	2013
Amount computed at statutory
Federal rate	$3,396	3,020	4,863
State income taxes (net of Federal
income tax benefit)	504	520	622
Other, net	(5)	21	23
Provision for income taxes	$3,895	3,561	5,508

Temporary differences

	2015	2014
Deferred tax liabilities:
Property and equipment	$13,100	12,120
Depletion	496	477
Unrealized rents	1,881	1,850
Prepaid expenses	278	314
Gross deferred tax liabilities	15,755	14,761
Deferred tax assets:

Employee benefits and other	1,214	1,792
Gross deferred tax assets	1,214	1,792
Net deferred tax liability	$14,541	12,969

Unrecognized tax benefits
	2015	2014
Balance at October 1	$—	—
Reductions due to lapse of statute of limitations	—	—
Balance at September 30	$—	—